Securities, 424I - Securities, 424I: 1	Mar. 27, 2025 USD ($)
Securities, 424I Table
Security Class Title	ProShares Ultra Bloomberg Crude Oil (UCO) ProShares UltraShort Bloomberg Crude Oil (SCO) ProShares Ultra Gold (UGL) ProShares Ultra Silver (AGQ)
Aggregate Sales Price	$ 1,974,439,532
Aggregate Redeemed or Repurchased, FY	2,177,287,934
Aggregate Redeemed or Repurchased, Prior FY	892,983,982
Redemption Credits	(1,095,832,384)
Net Sales	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Fee Note
(1)   Pursuant to Rule 457(p) under the Securities Act, when registration fees become due under Rule 456(d), the registration fee for the Common Units of Beneficial Interest will be partially offset by the registration fee associated with unsold securities registered pursuant to that certain registration statement on Form S-3 (File No. 333-259558) initially filed by ProShares Trust II, on behalf of the Trust’s series covered by this 424I filing, on September 15, 2021 (the “Prior S-3 Registration Statement”). As a result, the following amount will be applied to partially offset filing fees due under Rule 456(d) with regard to the Trust’s series covered by this 424I filing as they become due: $310,238
(2)   In addition to the amount reported above, ProShares Trust II has a general credit of $273,490, which will be used by the Trust in the future to partially offset filing fees due under Rule 456(d)
with
regard to any of the Trust’s series as they become due.